BONDS AND SECURITIES AT AMORTIZED COST	12 Months Ended
Dec. 31, 2022
Bonds And Securities At Amortized Cost
BONDS AND SECURITIES AT AMORTIZED COST

9)	BONDS AND SECURITIES AT AMORTIZED COST

a)    Securities at amortized cost

	R$ thousands
	Amortized cost	Gross unrealized gains (2)	Gross unrealized losses (2)	Fair value
Securities:
Brazilian government bonds	96,481,696	3,146,166	(6,659,322)	92,968,540
Corporate debt securities	115,129,378	1,334,724	(672,729)	115,791,373
Balance on December 31, 2022 (1)	211,611,074	4,480,890	(7,332,051)	208,759,913

Securities:
Brazilian government bonds	79,521,578	3,703,783	(3,193,926)	80,031,435
Corporate debt securities	99,297,697	992,753	(921,269)	99,369,181
Balance on December 31, 2021 (1)	178,819,275	4,696,536	(4,115,195)	179,400,616
(1)	In 2022 and 2021 there were no reclassifications from financial assets at amortized cost to other categories; and
(2)	Unrealized gains and losses on assets at amortized cost have not been recognized in comprehensive income.

b)	Maturity

	R$ thousands
	On December 31, 2022		On December 31, 2021
	Amortized cost	Fair value	Amortized cost	Fair value
Due within one year	23,662,304	23,411,019	39,050,064	38,849,569
From 1 to 5 years	109,339,662	107,947,094	87,143,802	85,001,327
From 5 to 10 years	41,876,000	42,421,977	36,997,796	39,111,612
Over 10 years	36,733,108	34,979,823	15,627,613	16,438,108
Total	211,611,074	208,759,913	178,819,275	179,400,616

The financial instruments pledged as collateral, classified as financial assets at amortized cost, totalled R$38,535,855 thousand at December 31, 2022 (December 31, 2021 – R$43,616,767 thousand), being composed mostly of Brazilian government bonds.

c)	Reconciliation of expected losses of financial assets at amortized cost:

	R$ thousands
	Stage 1	Stage 2	Stage 3	Total (1)
Expected loss of financial assets at amortized cost as of December 31, 2020	295,428	1,123,019	4,137,022	5,555,469
Transferred to Stage 1	-	(14,267)	(1,168)	(15,435)
Transferred to Stage 2	(2,037)	-	-	(2,037)
Transferred to Stage 3	(109)	(72)	-	(181)
Transfer from Stage 1	-	2,037	109	2,146
Transfer from Stage 2	14,267	-	72	14,339
Transfer from Stage 3	1,168	-	-	1,168
Assets originated or purchased/Assets settled/Reversal/Transferred from FVOCI	185,206	(335,883)	122,871	(27,806)
Expected loss of financial assets at amortized cost on December 31, 2021	493,923	774,834	4,258,906	5,527,663
Transferred to Stage 1	-	(454,884)	(177)	(455,061)
Transferred to Stage 2	(2,108)	-	(856)	(2,964)
Transferred to Stage 3	(921)	(108,656)	-	(109,577)
Transfer from Stage 1	-	2,108	921	3,029
Transfer from Stage 2	454,884	-	108,656	563,540
Transfer from Stage 3	177	856	-	1,033
New assets originated or purchased/Assets settled or paid/Transferred from FVOCI	(473,559)	(83,462)	(1,929,811)	(2,486,832)
Expected loss of financial assets at amortized cost on December 31, 2022	472,396	130,796	2,437,639	3,040,831

(1) The expected loss expense is recorded as “Expected Loss on Other Financial Assets” in the Consolidated Statement of Income.